INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

The intangible assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
License	—	20,000
Total	14,185	34,185
Less: Accumulated amortization	(4,277)	(5,422)
Accumulated impairment loss	(9,831)	(9,831)
	77	18,932

The Group recognized amortization expense of RMB656, RMB3,311 and RMB1,145 for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, the Group expects to recognize amortization expenses of RMB2,705 for each of the next five years through 2027, respectively, and RMB5,407 thereafter.

The Group reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. As a result of the New Regulations and the Business Restructuring, the Group performed an impairment assessment on intangible assets in 2021 and the intangible assets were substantially impaired as the Group does not expect to obtain any benefits from those given the changes in regulations.

The Group recorded impairment losses on intangible assets amounted to nil, RMB9,831 and nil during the years ended December 31, 2020, 2021 and 2022, respectively.